Redeemable Non-Controlling Interest	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Redeemable Non-Controlling Interest

16.	REDEEMABLE NON-CONTROLLING INTEREST
On March 12, 2020 (the “Close Date”), the Company closed a Stock Purchase Agreement with a third-party investor (the “Investor”) for purchase by the Investor of Series A Preferred Stock in CCCIS Cayman Holdings Limited (“CCC Cayman”), the parent of the Company’s China operations. On the Close Date, CCC Cayman, a subsidiary of the Company, issued 1,818 shares of Series A Preferred Stock (the “Preferred Shares”) at $7,854 per share to the Investor for net proceeds of $14.2 million. On an as-converted
basis, the Preferred Shares represent an aggregate 10.7% initial ownership interest of the issued and outstanding capital stock of CCC Cayman, or 9.1% on a fully-diluted basis if all shares reserved for issuance under the Company’s CCC Cayman employee incentive plan were issued and outstanding.
The Preferred Shares are entitled to
non-cumulative
dividends at an annual rate of 8.0%, when and if declared.
At the option of the Investor, the Preferred Shares are convertible into Ordinary Shares of CCC Cayman, initially on a one-for-one
basis but subject to potential adjustment, as defined by the Stock Purchase Agreement, at any time, or automatically upon the closing of an initial public offering.
The Preferred Shares are redeemable upon an actual or deemed redemption event as defined in the Stock Purchase Agreement or at the option of the Investor beginning on the five-year anniversary of the Close Date, if an actual or deemed redemption event has not yet occurred. The redemption price, as defined by the Stock Purchase Agreement, is equal to the original issue price of the Preferred Shares, plus 10.0% compound interest per annum on the Preferred Share issue price, plus any declared but unpaid dividends on the Preferred Shares.
The Preferred Shares are entitled to distributions upon the occurrence of a sale or liquidation of CCC Cayman representing an amount that is equal to the original issue price of the Preferred Shares, plus 10.0% compound interest per annum on the Preferred Share issue price, plus any declared but unpaid dividends.
The Preferred Shares do not participate in net income or losses.
As of June 30, 2021 and December 31, 2020, the Investor’s ownership in CCC Cayman is classified in mezzanine equity as a redeemable non-controlling
interest, because it is redeemable on an event that is not solely in the control of the Company. The Investor’s non-controlling
interest is not remeasured to fair value

because it is currently not probable that the
non-controlling
interest will become redeemable. If the Investor’s
non-controlling
interest becomes probable of being redeemable, the Company will be required to remeasure the non-controlling
interest at fair value with changes in the carrying value recognized in additional paid-in
capital.
At June 30, 2021 and December 31, 2020, the carrying value of the redeemable non-controlling
interest was $14.2 million.

14.	REDEEMABLE NON-CONTROLLING INTEREST
On March 12, 2020 (the “Close Date”), the Company closed a Stock Purchase Agreement with a third-party investor (the “Investor”) for purchase by the Investor of Series A Preferred Stock in CCCIS Cayman Holdings Limited (“CCC Cayman”), the parent of the Company’s China operations. On the Close Date, CCC Cayman, a subsidiary of the Company, issued 1,818 shares of Series A Preferred Stock (the “Preferred Shares”) at $7,854 per share to the Investor for net proceeds of $14.2 million. On an as-converted
basis, the Preferred Shares represent an aggregate 10.7% initial ownership interest of the issued and outstanding capital stock of CCC Cayman, or 9.1% on a fully-diluted basis if all shares reserved for issuance under the Company’s CCC Cayman employee incentive plan were issued and outstanding.
The Preferred Shares are entitled to
non-cumulative
dividends at an annual rate of 8.0%, when and if declared.
At the option of the Investor, the Preferred Shares are convertible into Ordinary Shares of CCC Cayman, initially on a one-for-one
basis but subject to potential adjustment, as defined by the Stock Purchase Agreement, at any time, or automatically upon the closing of an initial public offering.
The Preferred Shares are redeemable upon an actual or deemed redemption event as defined in the Stock Purchase Agreement or at the option of the Investor beginning on the five-year anniversary of the Close Date, if an actual or deemed redemption event has not yet occurred. The redemption price, as defined by the Stock Purchase Agreement, is equal to the original issue price of the Preferred Shares, plus 10.0% compound interest per annum on the Preferred Share issue price, plus any declared but unpaid dividends on the Preferred Shares.
The Preferred Shares are entitled to distributions upon the occurrence of a sale or liquidation of CCC Cayman representing an amount that is equal to the original issue price of the Preferred Shares, plus 10.0% compound interest per annum on the Preferred Share issue price, plus any declared but unpaid dividends.
The Preferred Shares do not participate in net income or losses.
As of December 31, 2020, the Investor’s ownership in CCC Cayman is classified in mezzanine equity as a redeemable non-controlling
interest, because it is redeemable on an event that is not solely in the control of the Company. The Investor’s non-controlling
interest is not remeasured to fair value because it is currently not probable that the non-controlling
interest will become redeemable. If the Investor’s
non-controlling

interest becomes probable of being redeemable, the Company will be required to remeasure the non-controlling
interest at fair value with changes in the carrying value recognized in additional paid-in
capital.
At December 31, 2020, the carrying value of the redeemable
non-controlling
interest is $14.2 million.